Government Grants and Subsidies - Schedule of Government Subsidies Received (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Government Grants and Subsidies [Abstract]
Rental payment for factory space and dormitories located in Shenzhen (offset against cost of sales)			$ 247
Salaries of Hong Kong employees (offset against selling, general and administrative expenses)			62
Employment subsidy (included in other income)		0
Total			$ 309